COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cost of sales excluding depletion, depreciation and amortization [Abstract]
Disclosure of detailed information about cost of sales

For the years ended December 31,	2017	2016
Contractors and services	$310.4	$263.1
Employee compensation and benefits expenses (Note 8)	263.4	247.2
Repairs and maintenance	139.0	123.9
Power	66.9	72.8
Materials and supplies	293.6	262.4
Change in inventories, impact of foreign currency, royalties and other	(30.9)	59.6
Cost of sales excluding depletion, depreciation and amortization	$1,042.4	$1,029.0